Document and Entity Information	6 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	OWLHEAD MINERALS CORP.
Entity Central Index Key	0001578523
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Smaller Reporting Company